Condensed Schedule of Investments (Parenthetical) (Detail) (United States Treasury Bills due, USD $)	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 17,650,000
SERIES A
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	8,300,000
SERIES B
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 9,350,000